Note 2 - Summary of Significant Accounting Policies (Details Textual) - EBP 34-0214400 002 [Member] - USD ($)			6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 18, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 123,640	$ 105,416		$ 123,640	$ 105,416
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	35,890	27,590		$ 35,890	$ 27,590
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	$ 206,960	$ 552,719
Subsequent Event [Member]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover			$ 4,829,162